Annual Total Returns[BarChart] - NVIT Blueprint Moderate Fund - Class I Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.33%)	12.37%	17.80%	4.57%	(1.07%)	6.74%	13.97%	(7.09%)	18.14%	10.69%